INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013
Statutory income tax rate	35.00%	35.00%	35.00%		35.00%
Net operating loss carry-forward		$ 14,130
Israeli Subsidiaries [Member]
Effective income tax rate		25.00%		26.50%		25.00%
Net operating loss carry-forward		$ 3,138